NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 76.9%
	ASSET MANAGEMENT - 10.9%
65,000	Blackstone, Inc.	$ 6,106,101
140,000	Compass Diversified Holdings	2,920,400
74,000	KKR & Company, Inc.	3,741,440
71,000	Sprott, Inc.	2,678,120
		15,446,061
	AUTOMOTIVE - 2.1%
58,000	BorgWarner, Inc.	2,186,600
262,000	Sono Group N.V.(a)	762,420
		2,949,020
	BANKING - 4.0%
105,000	Bank of America Corporation	3,529,050
18,000	JPMorgan Chase & Company	2,047,140
		5,576,190
	BEVERAGES - 2.8%
50,000	Keurig Dr Pepper, Inc.	1,906,000
12,000	PepsiCo, Inc.	2,067,240
		3,973,240
	BIOTECH & PHARMA - 10.5%
28,000	AbbVie, Inc.	3,764,880
40,000	Bristol-Myers Squibb Company	2,696,400
119,000	Pfizer, Inc.	5,382,370
19,000	Zoetis, Inc.	2,974,070
		14,817,720
	CHEMICALS - 0.6%
16,000	Mosaic Company (The)	861,920

	COMMERCIAL SUPPORT SERVICES - 2.2%
268,000	BGSF, Inc.	3,242,344

	E-COMMERCE DISCRETIONARY - 4.0%
20,000	Amazon.com, Inc.(a)	2,535,400
470,000	CarParts.com, Inc.(a)	3,045,600
		5,581,000

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 76.9% (Continued)
	ELECTRICAL EQUIPMENT - 1.1%
882,000	Orion Energy Systems, Inc.(a)	$ 1,481,760

	ENTERTAINMENT CONTENT - 2.6%
15,000	Madison Square Garden Entertainment Corporation(a)	833,400
66,000	Paramount Global, Class B	1,543,740
11,000	Walt Disney Company (The)(a)	1,232,880
		3,610,020
	FOOD - 1.4%
14,500	J M Smucker Company (The)	2,029,855

	HEALTH CARE FACILITIES & SERVICES - 4.4%
47,000	CVS Health Corporation	4,613,050
3,000	UnitedHealth Group, Inc.	1,557,990
		6,171,040
	INTERNET MEDIA & SERVICES - 3.0%
39,000	Alphabet, Inc., Class A(a)	4,220,580

	LEISURE FACILITIES & SERVICES - 1.2%
9,000	Starbucks Corporation	756,630
52,000	Wendy's Company (The)	997,360
		1,753,990
	LEISURE PRODUCTS - 1.5%
95,000	Callaway Golf Company(a)	2,102,350

	MULTI ASSET CLASS REITS - 1.5%
210,000	LXP Industrial Trust	2,112,600

	RESIDENTIAL REIT - 0.6%
47,000	UMH Properties, Inc.	847,880

	RETAIL - CONSUMER STAPLES - 2.3%
20,000	Target Corporation	3,206,800

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 76.9% (Continued)
	RETAIL - DISCRETIONARY - 3.0%
63,000	Boot Barn Holdings, Inc.(a)	$ 4,197,060

	SEMICONDUCTORS - 5.1%
50,000	Advanced Micro Devices, Inc.(a)	4,243,500
23,000	QUALCOMM, Inc.	3,042,210
		7,285,710
	SPECIALTY REITS - 0.5%
16,000	EPR Properties	695,840

	TECHNOLOGY HARDWARE - 3.7%
33,000	Apple, Inc.	5,188,260

	TECHNOLOGY SERVICES - 2.2%
25,000	Paychex, Inc.	3,083,500

	TRANSPORTATION & LOGISTICS - 1.5%
11,000	United Parcel Service, Inc., Class B	2,139,610

	TRANSPORTATION EQUIPMENT - 1.7%
197,000	Blue Bird Corporation(a)	2,338,390

	WHOLESALE - DISCRETIONARY - 2.5%
124,096	Acme United Corporation	3,567,760

	TOTAL COMMON STOCKS (Cost $67,570,214)	108,480,500

	PREFERRED STOCKS — 2.2%
	ASSET MANAGEMENT — 1.8%
42,000	B Riley Financial, Inc., 6.375%	1,033,620
60,000	Compass Diversified Holdings, 7.875%	1,551,000
		2,584,620

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares					Fair Value
	PREFERRED STOCKS — 2.2% (Continued)
	BANKING — 0.0%(b)
2,000	Bank of America Corporation, 4.000%				$ 39,200

	INSTITUTIONAL FINANCIAL SERVICES — 0.4%
20,000	Cowen, Inc., 7.750%				507,800

	TOTAL PREFERRED STOCKS (Cost $2,991,478)				3,131,620

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 7.4%
	ASSET MANAGEMENT — 0.7%
1,000,000	Blackstone Secured Lending Fund		3.6500	07/14/23	991,121

	AUTOMOTIVE — 1.0%
1,350,000	Ford Motor Company		7.1250	11/15/25	1,447,929

	BANKING — 0.4%
500,000	Barclays Bank plc(c)	US0003M + 1.250%	3.6780	04/11/23	500,662

	HEALTH CARE FACILITIES & SERVICES — 1.0%
500,000	McKesson Corporation		3.7960	03/15/24	499,805
1,000,000	Owens & Minor, Inc.		4.3750	12/15/24	972,974
					1,472,779
	INSTITUTIONAL FINANCIAL SERVICES — 0.7%
1,000,000	Lazard Group, LLC		3.7500	02/13/25	986,549

	LEISURE FACILITIES & SERVICES — 1.4%
1,850,000	Wendy's International, LLC		7.0000	12/15/25	1,896,490

	OIL & GAS PRODUCERS — 1.1%
1,575,000	Murphy Oil Corporation		5.7500	08/15/25	1,562,715

	RETAIL - DISCRETIONARY — 0.4%
600,000	Sally Holdings, LLC / Sally Capital, Inc.		5.6250	12/01/25	575,985

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 7.4% (Continued)
	TRANSPORTATION EQUIPMENT — 0.7%
1,000,000	Trinity Industries, Inc.	4.5500	10/01/24	$ 973,975

	TOTAL CORPORATE BONDS (Cost $10,707,177)			10,408,205

	U.S. TREASURY NOTES — 0.7%
1,000,000	United States Treasury Note (Cost $979,036)	0.1250	08/15/23	968,678

Shares
	SHORT-TERM INVESTMENTS — 12.7%
	MONEY MARKET FUNDS - 2.2%
3,073,339	First American Treasury Obligations Fund Class X, Class X, 2.13% (Cost - $3,073,339)(d)			3,073,339
Principal Amount $
	U.S. TREASURY BILLS — 10.5%
3,000,000	United States Treasury Bill(e)	0.0000	10/06/22	2,993,598
4,000,000	United States Treasury Bill(e)	0.0000	11/10/22	3,979,844
2,000,000	United States Treasury Bill(e)	0.0000	12/29/22	1,980,344
1,000,000	United States Treasury Bill(e)	0.0000	01/05/23	989,620
2,000,000	United States Treasury Bill(e)	0.0000	02/09/23	1,971,928
1,000,000	United States Treasury Bill(e)	0.0000	02/23/23	984,407
1,000,000	United States Treasury Bill(e)	0.0000	03/23/23	983,859
1,000,000	United States Treasury Bill(e)	0.0000	06/15/23	974,589
	TOTAL U.S. TREASURY BILLS (Cost $14,884,316)			14,858,189

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,957,655)			17,931,528

	TOTAL INVESTMENTS - 99.9% (Cost $100,205,560)			$ 140,920,531
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%			121,512
	NET ASSETS - 100.0%			$ 141,042,043

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS(Unaudited) (Continued)
August 31, 2022

LLC	- Limited Liability Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Variable or floating rate security, the interest rate shown represents the rate on August 31, 2022.
(d)	Rate disclosed is the seven day effective yield as of August 31, 2022.
(e)	Zero coupon bond.

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 87.2%
	APPAREL & TEXTILE PRODUCTS - 5.2%
24,000	Movado Group, Inc.	$ 765,360
79,200	Rocky Brands, Inc.	2,069,496
56,000	Weyco Group, Inc.	1,433,600
		4,268,456
	ASSET MANAGEMENT - 6.0%
111,000	Compass Diversified Holdings	2,315,460
50,000	Sprott, Inc.	1,886,000
55,000	Westwood Holdings Group, Inc.	742,500
		4,943,960
	BANKING - 11.8%
24,400	Bank of Hawaii Corporation	1,903,688
76,500	Bar Harbor Bankshares	2,167,245
73,000	First Hawaiian, Inc.	1,876,830
43,000	OceanFirst Financial Corporation	835,920
47,200	Old National Bancorp	787,768
26,500	Wintrust Financial Corporation	2,235,010
		9,806,461
	CHEMICALS - 4.0%
92,500	Oil-Dri Corp of America	2,552,075
26,400	Valvoline, Inc.	767,448
		3,319,523
	COMMERCIAL SUPPORT SERVICES - 5.7%
23,200	ABM Industries, Inc.	1,076,480
212,800	BGSF, Inc.	2,574,518
51,000	Resources Connection, Inc.	996,540
		4,647,538
	CONSTRUCTION MATERIALS - 1.5%
30,100	Apogee Enterprises, Inc.	1,229,284

	ELECTRIC UTILITIES - 6.4%
31,500	NorthWestern Corporation	1,668,870
34,500	Otter Tail Corporation	2,606,130
20,000	Unitil Corporation	1,041,800
		5,316,800

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 87.2% (Continued)
	ELECTRICAL EQUIPMENT - 3.9%
420,000	LSI Industries, Inc.	$ 3,250,800

	FOOD - 0.9%
21,000	Alico, Inc.	712,950

	GAS & WATER UTILITIES - 6.0%
152,000	Global Water Resources, Inc.	2,070,240
34,000	Northwest Natural Holding Company	1,618,740
59,500	RGC Resources, Inc.	1,271,515
		4,960,495
	HOME & OFFICE PRODUCTS - 5.1%
321,000	ACCO Brands Corporation	1,903,530
64,000	Flexsteel Industries, Inc.	1,119,360
110,000	Steelcase, Inc., Class A	1,229,800
		4,252,690
	HOUSEHOLD PRODUCTS - 3.0%
410,000	Crown Crafts, Inc.	2,501,000

	INDUSTRIAL REIT - 1.1%
10,300	Innovative Industrial Properties, Inc.	944,716

	INSURANCE - 1.0%
23,000	Horace Mann Educators Corporation	822,710

	LEISURE PRODUCTS - 2.5%
179,000	Escalade, Inc.	2,096,090

	MACHINERY - 2.5%
72,000	Douglas Dynamics, Inc.	2,095,200

	OIL & GAS PRODUCERS - 3.4%
401,000	Evolution Petroleum Corporation	2,782,940

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 87.2% (Continued)
	PUBLISHING & BROADCASTING - 1.2%
127,000	DallasNews Corporation	$ 1,016,000

	REAL ESTATE OWNERS & DEVELOPERS - 4.3%
25,000	McGrath RentCorporation	2,113,000
100,000	Postal Realty Trust, Inc.	1,485,000
		3,598,000
	RETAIL - CONSUMER STAPLES - 1.0%
38,000	Village Super Market, Inc., Class A	835,240

	RETAIL - DISCRETIONARY - 2.8%
96,300	Ethan Allen Interiors, Inc.	2,289,051

	SPECIALTY FINANCE - 1.6%
14,000	GATX Corporation	1,352,540

	TECHNOLOGY SERVICES - 3.3%
31,200	John Wiley & Sons, Inc., Class A	1,436,136
15,900	Value Line, Inc.	1,303,959
		2,740,095
	TELECOMMUNICATIONS - 2.3%
114,500	Telephone and Data Systems, Inc.	1,862,915

	WHOLESALE - DISCRETIONARY - 0.7%
21,000	Acme United Corporation	603,750

	TOTAL COMMON STOCKS (Cost $59,210,976)	72,249,204

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 12.5%
MONEY MARKET FUNDS - 12.5%
10,331,099	First American Treasury Obligations Fund Class X, Class X, 2.13% (Cost $10,331,099)(a)	$ 10,331,099

	TOTAL INVESTMENTS - 99.7% (Cost $69,542,075)	$ 82,580,303
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	283,645
	NET ASSETS - 100.0%	$ 82,863,948

REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of August 31, 2022.

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 91.2%
	APPAREL & TEXTILE PRODUCTS - 9.4%
90,000	Delta Apparel, Inc.(a)	$ 1,690,200
161,000	Lakeland Industries, Inc.(a)	2,173,500
20,000	Movado Group, Inc.	637,800
102,500	Rocky Brands, Inc.	2,678,324
134,600	Superior Group of Companies, Inc.	1,495,406
		8,675,230
	ASSET MANAGEMENT - 1.0%
71,000	Westwood Holdings Group, Inc.	958,500

	AUTOMOTIVE - 0.9%
33,731	Miller Industries, Inc.	793,016

	BANKING - 4.1%
50,500	Bar Harbor Bankshares	1,430,665
50,000	First Busey Corporation	1,150,000
55,000	Territorial Bancorp, Inc.	1,144,550
		3,725,215
	BEVERAGES - 0.2%
278,942	Truett-Hurst, Inc.(a),(b),(c)	146,166

	COMMERCIAL SUPPORT SERVICES - 10.6%
609,000	ARC Document Solutions, Inc.	1,796,550
38,000	Barrett Business Services, Inc.	3,064,320
148,000	SP Plus Corporation(a)	4,904,720
		9,765,590
	CONSTRUCTION MATERIALS - 4.0%
32,150	Apogee Enterprises, Inc.	1,313,006
23,000	United States Lime & Minerals, Inc.	2,364,170
		3,677,176
	E-COMMERCE DISCRETIONARY - 5.4%
214,000	1-800-Flowers.com, Inc., Class A(a)	1,857,520
333,000	CarParts.com, Inc.(a)	2,157,840
47,000	PetMed Express, Inc.	966,790
		4,982,150

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 91.2% (Continued)
	ELECTRICAL EQUIPMENT - 7.0%
35,250	Allied Motion Technologies, Inc.	$ 1,234,455
117,000	Napco Security Technologies, Inc.(a)	3,470,220
1,038,000	Orion Energy Systems, Inc.(a)	1,743,840
		6,448,515
	ENGINEERING & CONSTRUCTION - 1.7%
162,000	Great Lakes Dredge & Dock Corporation(a)	1,550,340

	FOOD - 0.6%
9,000	Nathan's Famous, Inc.	585,000

	HOME & OFFICE PRODUCTS - 3.3%
326,000	ACCO Brands Corporation	1,933,180
88,051	Hamilton Beach Brands Holding Company, Class A	1,087,430
		3,020,610
	HOME CONSTRUCTION - 2.6%
98,000	Green Brick Partners, Inc.(a)	2,387,280

	HOUSEHOLD PRODUCTS - 1.9%
19,800	Central Garden & Pet Company(a)	790,416
157,000	Crown Crafts, Inc.	957,700
		1,748,116
	INDUSTRIAL INTERMEDIATE PROD - 3.2%
147,400	Eastern Company (The)	2,952,422

	LEISURE FACILITIES & SERVICES - 1.4%
125,600	Century Casinos, Inc.(a)	925,672
38,500	Denny's Corporation(a)	363,825
		1,289,497
	LEISURE PRODUCTS - 6.1%
251,500	Escalade, Inc.	2,945,065
43,500	Johnson Outdoors, Inc., Class A	2,659,590
		5,604,655
	MACHINERY - 6.5%
21,900	Alamo Group, Inc.	2,863,644

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 91.2% (Continued)
	MACHINERY - 6.5% (Continued)
116,499	QEP Company, Inc.(a)	$ 2,018,345
17,500	Tennant Company	1,056,125
		5,938,114
	MEDICAL EQUIPMENT & DEVICES - 1.3%
503,500	Accuray, Inc.(a)	1,198,330

	OIL & GAS PRODUCERS - 1.2%
162,300	Evolution Petroleum Corporation	1,126,362

	REAL ESTATE OWNERS & DEVELOPERS - 1.2%
75,000	Postal Realty Trust, Inc.	1,113,750

	RETAIL - DISCRETIONARY - 10.6%
52,000	Boot Barn Holdings, Inc.(a)	3,464,239
172,000	Build-A-Bear Workshop, Inc.	2,635,040
133,000	Container Store Group, Inc. (The)(a)	901,740
90,000	Duluth Holdings, Inc., Class B(a)	798,300
81,563	Ethan Allen Interiors, Inc.	1,938,753
		9,738,072
	TECHNOLOGY HARDWARE - 2.4%
83,000	AstroNova, Inc.(a)	1,074,850
116,200	Turtle Beach Corporation(a)	1,091,118
		2,165,968
	TRANSPORTATION EQUIPMENT - 1.2%
93,500	Blue Bird Corporation(a)	1,109,845

	WHOLESALE - DISCRETIONARY - 3.4%
109,481	Acme United Corporation	3,147,579

	TOTAL COMMON STOCKS (Cost $67,458,823)	83,847,498

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 8.9%
MONEY MARKET FUNDS - 8.9%
8,141,899	First American Treasury Obligations Fund Class X, Class X, 2.13% (Cost $8,141,899)(d)	$ 8,141,899

	TOTAL INVESTMENTS - 100.1% (Cost $75,600,722)	$ 91,989,397
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(75,078)
	NET ASSETS - 100.0%	$ 91,914,319

(a)	Non-income producing security.
(b)	Affiliated Company – North Star Micro Cap Fund holds in excess of 5% of outstanding voting securities of this security.
(c)	Illiquid security. The total fair value of the security as of August 31, 2022 was $146,166, representing 0.2% of net assets.
(d)	Rate disclosed is the seven day effective yield as of August 31, 2022.

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares				Fair Value
	PREFERRED STOCKS — 8.5%
	ASSET MANAGEMENT — 3.4%
19,000	B Riley Financial, Inc., 6.375%			$ 467,590
19,576	Compass Diversified Holdings, 7.875%			506,040
				973,630
	BANKING — 2.3%
16,500	Bank of America Corporation, 4.00%			323,400
17,500	JPMorgan Chase & Company, 4.20%			322,700
				646,100
	ENTERTAINMENT CONTENT — 2.1%
15,000	Paramount Global, 5.75%			575,700

	INSTITUTIONAL FINANCIAL SERVICES — 0.7%
250,000	Mellon Capital IV - Series 1, 4.00%			191,012

	TOTAL PREFERRED STOCKS (Cost $2,992,987)			2,386,442

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 11.5%
	LEISURE PRODUCTS — 2.8%
700,000	Winnebago Industries, Inc.	1.5000	04/01/25	783,125

	SPECIALTY FINANCE — 5.1%
1,422,000	Blackstone Mortgage Trust, Inc.	4.7500	03/15/23	1,427,935

	TRANSPORTATION EQUIPMENT — 3.6%
1,106,000	Greenbrier Companies, Inc. (The)	2.8750	02/01/24	1,017,520

	TOTAL CONVERTIBLE BONDS (Cost $3,183,485)			3,228,580

	CORPORATE BONDS — 71.4%
	APPAREL & TEXTILE PRODUCTS — 4.8%
1,525,000	Under Armour, Inc.	3.2500	06/15/26	1,349,966

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 71.4% (Continued)
	ASSET MANAGEMENT — 5.0%
1,000,000	Golub Capital BDC, Inc.	3.3750	04/15/24	$ 974,393
500,000	Hercules Capital, Inc.	2.6250	09/16/26	422,832
				1,397,225
	AUTOMOTIVE — 10.1%
1,350,000	Ford Motor Company	7.1250	11/15/25	1,447,929
1,310,000	Goodyear Tire & Rubber Company (The) B	9.5000	05/31/25	1,370,574
				2,818,503
	ENTERTAINMENT CONTENT — 2.7%
825,000	AMC Networks, Inc.	4.7500	08/01/25	765,222

	FOOD — 2.8%
800,000	J M Smucker Company (The)	3.5000	03/15/25	790,296

	HEALTH CARE FACILITIES & SERVICES — 4.7%
1,355,000	Owens & Minor, Inc.	4.3750	12/15/24	1,318,380

	HOME & OFFICE PRODUCTS — 4.6%
1,360,000	Scotts Miracle-Gro Company (The)	5.2500	12/15/26	1,297,297

	INDUSTRIAL SUPPORT SERVICES — 0.7%
100,000	Anixter, Inc.	5.5000	03/01/23	96,923
104,000	Anixter, Inc.	6.0000	12/01/25	99,809
				196,732
	LEISURE FACILITIES & SERVICES — 13.8%
1,350,000	Brinker International, Inc.	3.8750	05/15/23	1,331,471
1,150,000	Marriott International, Inc.	2.1250	10/03/22	1,148,193
1,321,000	Wendy's International, LLC	7.0000	12/15/25	1,354,197
				3,833,861
	OIL & GAS PRODUCERS — 5.1%
1,450,000	Murphy Oil Corporation	5.7500	08/15/25	1,438,690

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 71.4% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 7.8%
1,375,000	IIP Operating Partnership, L.P.	5.5000	05/25/26	$ 1,226,909
1,000,000	Vornado Realty, L.P.	3.5000	01/15/25	957,930
				2,184,839
	TELECOMMUNICATIONS — 4.5%
1,275,000	CenturyLink, Inc.	5.6250	04/01/25	1,238,556

	TRANSPORTATION EQUIPMENT — 4.8%
1,375,000	Trinity Industries, Inc.	4.5500	10/01/24	1,339,216

	TOTAL CORPORATE BONDS (Cost $21,006,954)			19,968,783

Shares
	SHORT-TERM INVESTMENTS — 7.7%
	MONEY MARKET FUNDS - 2.0%
563,381	First American Treasury Obligations Fund Class X, Class X, 2.13% (Cost - $563,381)(a)			563,381

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. TREASURY BILLS — 5.7%
800,000	United States Treasury Bill(b)	0.0000	11/25/22	794,699
800,000	United States Treasury Bill(b)	0.0000	02/23/23	787,526
	TOTAL U.S. TREASURY BILLS (Cost $1,582,412)			1,582,225

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,145,793)			2,145,606

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Fair Value

TOTAL INVESTMENTS - 99.1% (Cost $29,329,219)	$ 27,729,411
OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%	259,027
NET ASSETS - 100.0%	$ 27,988,438

LLC	- Limited Liability Company
LP	- Limited Partnership
REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of August 31, 2022.
(b)	Zero coupon bond.